Equity Method Accounted Investees - Reconciliation from Equity to Investment (Details) € in Millions, $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 17, 2023	Apr. 30, 2010	Oct. 31, 2023	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 EUR (€)
Equity Method Accounted Investees
Equity attributable to equity holders				$ 17,983	[1]		$ 262,604		$ 303,860
Results for the period, net of tax				$ (24)	[2]	$ (406)	99	$ (10)
Heineken Group
Equity Method Accounted Investees
Equity attributable to equity holders							$ 403,765			€ 19,551
Economic ownership percentage	13.90%	20.00%		0.90%		0.90%	14.76%
Investment in IFS TopCo investment exclusive of goodwill and other adjustments							$ 59,560			2,884
Effects of fair value determined by purchase price allocation							14,528			704
Goodwill pending to be allocated							18,194			881
Heineken investment							92,282			€ 4,469
Dividends received						$ 3,428	2,635	2,005
IFS TopCo LLC
Equity Method Accounted Investees
Equity attributable to equity holders				$ 2,141					36,169
Economic ownership percentage			37.10%	37.08%		37.08%
Investment in IFS TopCo investment exclusive of goodwill and other adjustments				$ 794					13,412
Goodwill pending to be allocated				96					1,620
Heineken investment				890					15,032
Fair value of investment				$ 890					$ 15,032
Other Associates
Equity Method Accounted Investees
Results for the period, net of tax						$ (621)	$ 287	$ (98)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3